Non-Cash Transactions	12 Months Ended
Dec. 31, 2023
Non-Cash Transactions [Abstract]
Non-cash transactions
26	Non-cash transactions

The Company had transactions that did not represent cash disbursements, therefore, these were not reported in the Statement of Cash Flows, as follows:

Transactions	Note
Write-off of provisions for the acquisition of points of sale against trade payables	12.2
Acquisition of property, plant and equipment not yet paid	12.4
Acquisition of intangible assets not yet paid	13.4
Sale of assets held for sale that have not yet been received	27